UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File Number:  028-03661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff            Milwaukee, Wisconsin         January 29, 2013
       ----------------            --------------------         ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           49
                                         -----------

Form 13F Information Table Value Total:  $   414,486
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER              CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ANALOG DEVICES                   COM            032654105      10,432     248,028 SH       SOLE                  248,028
APPLE COMPUTER                   COM            037833100         482         906 SH       SOLE                      906
AT&T                             COM            00206R102         298       8,828 SH       SOLE                    8,828
BERKSHIRE HATHAWAY A             COM            084670108         268           2 SH       SOLE                        2
BERKSHIRE HATHAWAY B             COM            084670702         209       2,334 SH       SOLE                    2,334
BRISTOL MYERS                    COM            110122108      17,173     526,930 SH       SOLE                  526,930
CHICOS                           COM            168615102      12,662     685,935 SH       SOLE                  685,935
COCA COLA                        COM            191216100      20,175     556,542 SH       SOLE                  556,542
CONAGRA                          COM            205887102      15,842     537,030 SH       SOLE                  537,030
D.R. HORTON                      COM            23331A109      17,963     908,150 SH       SOLE                  908,150
DE MASTER BLENDERS               COM            N2563N109      11,779   1,032,350 SH       SOLE                1,032,350
DIRECTV                          COM            25490A309      16,370     326,354 SH       SOLE                  326,354
EBAY                             COM            278642103      21,113     414,000 SH       SOLE                  414,000
EMC                              COM            268648102      18,844     744,818 SH       SOLE                  744,818
EXXON MOBIL                      COM            30231G102         268       3,101 SH       SOLE                    3,101
FOOT LOCKER                      COM            344849104      14,799     460,743 SH       SOLE                  460,743
GOOGLE                           COM            38259P508         206         291 SH       SOLE                      291
HEINZ                            COM            423074103      21,372     370,534 SH       SOLE                  370,534
HILLSHIRE BRANDS                 COM            432589109       5,918     210,300 SH       SOLE                  210,300
HOME DEPOT                       COM            437076102      25,481     411,975 SH       SOLE                  411,975
IBM                              COM            459200101         492       2,567 SH       SOLE                    2,567
INTEL                            COM            458140100      14,144     685,945 SH       SOLE                  685,945
JOHNSON & JOHNSON                COM            478160104         415       5,913 SH       SOLE                    5,913
JPMORGAN CHASE                   COM            46625H100         326       7,405 SH       SOLE                    7,405
MCCORMICK                        COM            579780206       7,920     124,668 SH       SOLE                  124,668
MYLAN                            COM            628530107      22,283     811,775 SH       SOLE                  811,775
PEPSICO                          COM            713448108         302       4,417 SH       SOLE                    4,417
PFIZER                           COM            717081103      22,905     913,312 SH       SOLE                  913,312
PHILIP MORRIS                    COM            718172109         210       2,510 SH       SOLE                    2,510
PROCTER & GAMBLE                 COM            742718109         308       4,539 SH       SOLE                    4,539
TEXAS INSTRUMENTS                COM            882508104      13,297     430,474 SH       SOLE                  430,474
TIME WARNER                      COM            887317303      10,594     221,500 SH       SOLE                  221,500
TOLL BROTHERS                    COM            889478103      13,475     416,800 SH       SOLE                  416,800
VIACOM CL B                      COM            92553P201      16,681     316,296 SH       SOLE                  316,296
WATSON PHARMA                    COM            942683103      21,466     249,609 SH       SOLE                  249,609
WELLS FARGO                      COM            949746101         229       6,694 SH       SOLE                    6,694
XILINX                           COM            983919101      21,708     605,330 SH       SOLE                  605,330
ANNALY CAPITAL                   COM            035710409         316      22,500 SH       SOLE                   22,500
DOMINION                         COM            25746U109         231       4,466 SH       SOLE                    4,466
DUKE ENERGY                      COM            26441C204       1,000      15,670 SH       SOLE                   15,670
INVESCO VALUE MUNI INCOME        COM            46132P108         354      21,035 SH       SOLE                   21,035
NUVEEN INSURED ADVANTAGE MUNI    COM            67071L106         456      29,700 SH       SOLE                   29,700
NUVEEN INSURED MUNI OPPORTUNIT   COM            670984103         170      11,100 SH       SOLE                   11,100
NUVEEN INSURED PREMIUM MUNI      COM            6706D8104         418      29,300 SH       SOLE                   29,300
SOUTHERN                         COM            842587107         740      17,275 SH       SOLE                   17,275
WISCONSIN ENERGY                 COM            976657106         344       9,331 SH       SOLE                    9,331
NORTHERN BOND INDEX              COM            665162533         231      21,093 SH       SOLE                   21,093
ISHARES TR                       BARCLYS 1-3 YR 464287457       4,191      49,650 SH       SOLE                   49,650
VANGUARD BD INDEX FD INC         SHORT TRM BOND 921937827       7,626      94,159 SH       SOLE                   94,159